Provisions and Others - Schedule of Provisions and Others (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Provisions and Others [Line Items]
Beginning balance	$ 748,918	$ 804,748	$ 793,412
Increases	4,108,956	4,471,051	4,571,448
Payments	(4,135,637)	(4,526,881)	(4,560,112)
Ending balance	722,237	748,918	804,748
Commissions, promotions and other [Member]
Schedule of Provisions and Others [Line Items]
Beginning balance	536,637	561,191	491,353
Increases	3,416,224	3,730,775	3,880,325
Payments	(3,359,235)	(3,755,329)	(3,810,487)
Ending balance	593,626	536,637	561,191
Bonuses and other employee benefits [Member]
Schedule of Provisions and Others [Line Items]
Beginning balance	43,875	8,771	26,403
Increases	47,168	78,534	19,025
Payments	(51,331)	(43,430)	(36,657)
Ending balance	39,712	43,875	8,771
Professional services fees [Member]
Schedule of Provisions and Others [Line Items]
Beginning balance	32,419	47,795	57,292
Increases	60,568	29,112	56,990
Payments	(85,529)	(44,488)	(66,487)
Ending balance	7,458	32,419	47,795
Other provisions [Member]
Schedule of Provisions and Others [Line Items]
Beginning balance	135,987	186,991	218,364
Increases	584,996	632,630	615,108
Payments	(639,542)	(683,634)	(646,481)
Ending balance	$ 81,441	$ 135,987	$ 186,991